SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease receivables, net	$ 2,472,738	$ 2,703,760
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount		3,535,565	$ 4,290,892
Loss allowance provision		(831,805)	(2,646,337)
Lease receivables, net		$ 2,703,760	$ 1,644,555